June 1, 2000

                  DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND

                            SUPPLEMENT TO PROSPECTUS

                              DATED APRIL 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                        021s0600



                                                                    June 1, 2000





                  DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND


                Supplement to Statement of Additional Information
                               Dated April 1, 2000


      The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal
Plan."

      Class B Shares - Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.